Non-Current Liabilities - Employee Benefits - Schedule of the Movement in Plan Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Movement in Plan Assets [Abstract]
Balance at the beginning of the year	$ 82,176	$ 74,472
Interest income	1,892	2,168
Contributions	6,756	6,773
Return on plan assets (excluding interest)	1,352	813
Foreign exchanges differences	(308)	(2,050)
Balance at the end of the year	$ 91,868	$ 82,176